Preferred shares - Summarized Group of Preferred Shares Activities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Class of Stock [Line Items]
Temporary equity, shares outstanding beginning balance | shares	569,036,090	569,036,090	569,036,090	393,947,340
Beginning balance	¥ 1,006,804		¥ 790,619	¥ 229,552
Issurance of Preferred Shares, Shares | shares				175,088,750
Issurance of Preferred Shares				¥ 265,787
Modification of Preferred Shares				4,005
Temporary equity, accretion to redemption value, adjustment	940,186	$ 135,049	216,185	291,275
Ending balance	¥ 1,946,990		¥ 1,006,804	¥ 790,619
Temporary equity, shares outstanding ending balance | shares	569,036,090	569,036,090	569,036,090	569,036,090
Series A Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Temporary equity, shares outstanding beginning balance | shares	100,000,000	100,000,000	100,000,000	100,000,000
Beginning balance	¥ 164,733		¥ 121,421	¥ 30,658
Issurance of Preferred Shares, Shares | shares				0
Issurance of Preferred Shares				¥ 0
Modification of Preferred Shares				0
Temporary equity, accretion to redemption value, adjustment	180,143		43,312	90,763
Ending balance	¥ 344,876		¥ 164,733	¥ 121,421
Temporary equity, shares outstanding ending balance | shares	100,000,000	100,000,000	100,000,000	100,000,000
Series B Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Temporary equity, shares outstanding beginning balance | shares	116,666,650	116,666,650	116,666,650	116,666,650
Beginning balance	¥ 195,422		¥ 145,691	¥ 50,621
Issurance of Preferred Shares, Shares | shares				0
Issurance of Preferred Shares				¥ 0
Modification of Preferred Shares				4,005
Temporary equity, accretion to redemption value, adjustment	205,054		49,731	91,065
Ending balance	¥ 400,476		¥ 195,422	¥ 145,691
Temporary equity, shares outstanding ending balance | shares	116,666,650	116,666,650	116,666,650	116,666,650
Series C Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Temporary equity, shares outstanding beginning balance | shares	142,583,330	142,583,330	142,583,330	142,583,330
Beginning balance	¥ 249,150		¥ 190,190	¥ 119,672
Issurance of Preferred Shares, Shares | shares				0
Issurance of Preferred Shares				¥ 0
Modification of Preferred Shares				0
Temporary equity, accretion to redemption value, adjustment	236,152		58,960	70,518
Ending balance	¥ 485,302		¥ 249,150	¥ 190,190
Temporary equity, shares outstanding ending balance | shares	142,583,330	142,583,330	142,583,330	142,583,330
Series C1 Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Temporary equity, shares outstanding beginning balance | shares	34,697,360	34,697,360	34,697,360	34,697,360
Beginning balance	¥ 60,433		¥ 46,081	¥ 28,601
Issurance of Preferred Shares, Shares | shares				0
Issurance of Preferred Shares				¥ 0
Modification of Preferred Shares				0
Temporary equity, accretion to redemption value, adjustment	57,540		14,352	17,480
Ending balance	¥ 117,973		¥ 60,433	¥ 46,081
Temporary equity, shares outstanding ending balance | shares	34,697,360	34,697,360	34,697,360	34,697,360
Series C1 Plus Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Temporary equity, shares outstanding beginning balance | shares	26,912,090	26,912,090	26,912,090	0
Beginning balance	¥ 49,539		¥ 38,556	¥ 0
Issurance of Preferred Shares, Shares | shares				26,912,090
Issurance of Preferred Shares				¥ 27,981
Modification of Preferred Shares				0
Temporary equity, accretion to redemption value, adjustment	43,427		10,983	10,575
Ending balance	¥ 92,966		¥ 49,539	¥ 38,556
Temporary equity, shares outstanding ending balance | shares	26,912,090	26,912,090	26,912,090	26,912,090
Series D Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Temporary equity, shares outstanding beginning balance | shares	128,152,790	128,152,790	128,152,790	0
Beginning balance	¥ 250,098		¥ 216,960	¥ 0
Issurance of Preferred Shares, Shares | shares				128,152,790
Issurance of Preferred Shares				¥ 206,997
Modification of Preferred Shares				0
Temporary equity, accretion to redemption value, adjustment	188,341		33,138	9,963
Ending balance	¥ 438,439		¥ 250,098	¥ 216,960
Temporary equity, shares outstanding ending balance | shares	128,152,790	128,152,790	128,152,790	128,152,790
Series D1 Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Temporary equity, shares outstanding beginning balance | shares	20,023,870	20,023,870	20,023,870	0
Beginning balance	¥ 37,429		¥ 31,720	¥ 0
Issurance of Preferred Shares, Shares | shares				20,023,870
Issurance of Preferred Shares				¥ 30,809
Modification of Preferred Shares				0
Temporary equity, accretion to redemption value, adjustment	29,529		5,709	911
Ending balance	¥ 66,958		¥ 37,429	¥ 31,720
Temporary equity, shares outstanding ending balance | shares	20,023,870	20,023,870	20,023,870	20,023,870